Business combination (Details) - Schedule of assets acquired and liabilities assumed - Business combinations [member] $ in Thousands	Dec. 31, 2022 MXN ($)
Business combination (Details) - Schedule of assets acquired and liabilities assumed [Line Items]
Current assets and others non-current assets	$ 2,885,952
Property, plant and equipment, net	1,957,784
Intangible assets	1,394,424
Current liabilities and non-current liabilities	(1,630,260)
Deferred income tax	(813,661)
Total identifiable assets acquired and liabilities assumed	3,794,239
Goodwill	1,250,132
Total assets acquired, net	$ 5,044,371